6. Commitments and Contingencies (Tables)	9 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease commitments
September 30,	Rent Expense	Sublease Income	Net Rent Expense
2017	$79,300	$(26,400)	$52,900
Thereafter	–	–	–

December 31,	Rent Expense
2016	$94,236
2017	$31,720
Thereafter	–